Intangible Assets - Research and Development Expenditures Recognized as Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Research and development costs expensed as incurred	₩ 340,864	₩ 406,672	₩ 416,445